Basis of Presentation	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Accounting Policies [Abstract]
Basis of Presentation

Note 1. Basis of Presentation

The condensed unaudited consolidated financial statements include the accounts of REV Group, Inc. (“REV” or “the Company”) and all of its subsidiaries and are prepared in conformity within generally accepted accounting principles in the United States of America (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying condensed unaudited consolidated financial statements contain all adjustments, consisting of normal recurring accruals, necessary to present fairly REV’s consolidated financial position as of July 29, 2017, and October 29, 2016, and the consolidated results of operations and comprehensive income for the three and nine months ended July 29, 2017 and July 30, 2016 and the consolidated cash flows for the nine months then ended. The condensed unaudited consolidated statements of income and comprehensive income for the three and nine months ended July 29, 2017, and July 30, 2016 are not necessarily indicative of the results to be expected for the full year. The condensed unaudited consolidated balance sheet data as of October 29, 2016, was derived from audited financial statements, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. These interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto.

During fiscal year 2016, the Company changed its fiscal year end from October 31 of each year to the last Saturday in October of each year going forward.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Initial Public Offering: On January 26, 2017, the Company announced the pricing of an initial public offering (“IPO”) of shares of its common stock, which began trading on the New York Stock Exchange on January 27, 2017. On February 1, 2017, the Company completed the IPO of 12,500,000 shares of common stock at a price of $22.00 per share. The Company received $275.0 million in gross proceeds from the IPO, or approximately $253.6 million in net proceeds after deducting the underwriting discount and expenses related to the IPO. The net proceeds of the IPO were used to pay down the Company’s existing debt. Immediately prior to closing of the IPO, the Company completed an 80-for-one stock split of its Class A common stock and Class B common stock and reclassified the Class A common stock and Class B common stock into a single class of common stock, which was the same class as the shares sold in the IPO. All share and per share data have been retroactively restated to give effect to this stock split.

Note 1. Nature of Operations and Basis of Presentation

REV Group, Inc. (formerly Allied Specialty Vehicles, Inc.) is one of North America’s leading manufacturers of specialty vehicles serving three market segments: Fire & Emergency, Commercial, and Recreation. The Company’s Fire & Emergency business is conducted through its wholly owned subsidiaries Halcore Group, Inc., Wheeled Coach Industries, Inc., E-ONE, Inc. and Kovatch Mobile Equipment Corp. The Company’s Commercial business is conducted through its wholly owned subsidiaries Collins Bus Corporation, Capacity of Texas Inc., Mobile Products, Inc., Champion Bus, Inc., General Coach America, Inc., Goshen Coach, Inc., ElDorado National (California), Inc. and ElDorado National Kansas, Inc. The Company’s Recreation vehicle business is conducted through its wholly owned subsidiaries REV Recreation Group, Inc. and Goldshield Fiberglass, Inc. Effective November 1, 2015, Allied Specialty Vehicles, Inc. changed its name to REV Group, Inc. (collectively, the “Company” or “REV”).